Pension And Other Postretirement Benefits (Schedule Of Net Periodic Pension And Postretirement Benefit Costs) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 780,225	$ 693,729
Interest cost	1,608,234	1,720,183
Amortization of prior service cost	(2,397,661)
Net periodic expense	2,999,206	3,133,413
Trend Rate, current year	8.00%	8.00%
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Trend Rate, decrease to future rate	(0.50%)	(1.00%)
Trend Rate, final	5.00%	5.00%
Net Periodic Benefit Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	780,225	693,729	614,264
Interest cost	1,608,234	1,720,183	1,744,912
Amortization of prior service cost	(50,752)	(50,752)	(50,752)
Unrecognized net loss	661,499	770,253	680,874
Net periodic expense	$ 2,999,206	$ 3,133,413	$ 2,989,298
Net Periodic Postretirement Benefit Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.50%	5.00%	5.50%
Trend rate	8% for fiscal 2013 decreasing 1%/yr to 5%	8% for fiscal 2012 decreasing 1%/yr to 5%	9% for fiscal 2011 decreasing 1%/yr to 5%
Trend Rate, current year	8.00%	8.00%	9.00%
Net Periodic Postretirement Benefit Cost [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Trend Rate, decrease to future rate	(1.00%)	(1.00%)	(1.00%)
Trend Rate, final	5.00%	5.00%	5.00%